Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Prepayments and other current assets
Prepaid rental expense	$ 12,659	¥ 86,460	¥ 39,164
Loan to third parties	6,352	43,385	3,710
Receivable from a third party payment platform	5,325	36,367	26,637
Prepayments to suppliers	4,753	32,460	24,295
Prepaid income tax, business tax, VAT and other surcharges	2,329	15,910	14,825
Deposits	1,716	11,718	6,083
Other receivables	1,076	7,348	3,331
Staff advances	1,208	8,249	3,365
Loan to employees	153	1,050	1,800
Others	1,467	10,017	3,626
Prepayments and other current assets, net	$ 37,038	¥ 252,964	¥ 126,836